Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Acquisitions
The final assessment of the assets and liabilities acquired are as follows:

	As reported December 31, 2020	Adjustments	As restated December 31, 2020
	€m	€m	€m
Assets:
Intangible assets	24.5	41.6	66.1
Property, plant and equipment, including Right-of-use assets	8.9	—	8.9
Current assets	0.2	—	0.2
Inventories	11.5	1.1	12.6
Total assets	45.1	42.7	87.8

Liabilities:
Current liabilities	0.3	—	0.3
Non-current liabilities	6.8	—	6.8
Deferred tax liabilities	1.6	6.4	8.0
Total liabilities	8.7	6.4	15.1

Total identifiable net assets acquired	36.4	36.3	72.7

Total purchase consideration	112.0	0.8	112.8

Total identifiable net assets acquired	(36.4)	(36.3)	(72.7)

Goodwill	75.6	(35.5)	40.1
Purchase consideration - cash outflow

		Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Outflow of cash for business combinations, net of cash acquired		€m	€m	€m
Cash consideration		640.9	113.0	—
Less cash acquired		(43.6)	(0.1)	—
Contingent consideration paid related to acquisitions	24	—	—	1.5
Net outflow of cash - investing activities		597.3	112.9	1.5
Indemnification assets

	Year ended December 31, 2021	Year ended December 31, 2020
	€m	€m
Balance at January 1	15.4	35.4
Release of indemnified provision	(5.9)	(20.0)
Balance at December 31	9.5	15.4